                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21595

                Cohen & Steers Worldwide Realty Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                      757 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                                Adam M. Derechin
                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-3232

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

July 28, 2005

To Our Shareholders:

    We are pleased to submit to you our report for Cohen & Steers Worldwide Realty Income Fund for the period from the fund's inception on March 31, 2005 through June 30, 2005. The net asset value on June 30 was $19.49 per common share. The fund's common stock is traded on the New York Stock Exchange and its share price can differ from its net asset value; at quarter end, the fund's closing market price on the NYSE was $20.30 per share. From commencement of operations through June 30, 2005, the fund produced the following total returns (including reinvestment of distributions) compared with its relevant benchmarks:

                                                                TOTAL RETURN, PERIOD ENDED 6/30/05
                                              -----------------------------------------------------------------------
                                                       MARKET PRICE(a)                     NET ASSET VALUE(a)
                                              ----------------------------------   ----------------------------------
                                                           QUARTER                              QUARTER
                                                           -------                              -------
Cohen & Steers Worldwide Realty Income
  Fund......................................                 2.8%                                 3.3%
S&P/Citigroup BMI World Property Index(b)...                 9.3%                                 9.3%
Merrill Lynch Fixed Rate Preferred Index....                 2.6%                                 2.6%

    The asset mix of the fund as of June 30, 2005 consisted of 83% global real estate common stocks, including 27% in U.S. REITs, 16% preferred and other fixed income securities, and 1% in cash. We include preferred securities to increase the income potential of the fund. The assets of the fund include the proceeds from the placement of $153 million in auction market preferred securities, rated AAA/Aaa by Standard & Poor's and Moody's, on May 24, 2005. These preferred securities established the fund's leverage at 34% of managed assets.

    During the quarter, two monthly distributions of $0.12 were paid to shareholders on May 31 and June 30. A third monthly distribution of $0.12 will be paid on July 29, and the fund's board of directors declared two monthly distributions of $0.12 per common share payable on August 31 and September 30. This distribution rate equates to a 7.2% current yield on the fund's $20 per share offering price.(c)

-------------------
(a) As a closed-end investment company, the price of the fund's New York Stock Exchange-traded shares will be set by market forces and at times may deviate from the net asset value per share of the fund.
(b) The S&P/Citigroup BMI World Property Index is an unmanaged portfolio of approximately 350 constituents from 18 countries.
(c) Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each fiscal year on form 1099-DIV. To the extent the fund pays distributions in excess of its net investment company taxable income, this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record would be notified of the approximate amount of capital returned for each such distribution. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

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                                       1









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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

INTRODUCTION

    We welcome you as a shareholder of Cohen & Steers Worldwide Realty Income Fund, a fund that we believe is well positioned to take advantage of opportunities in a growing global real estate securities universe. At Cohen & Steers, we have been monitoring the international real estate securities markets for many years. Last year, we decided that the time was finally right to take our market leadership in U.S. real estate securities investing overseas via our investment in Houlihan Rovers, the sub-adviser to the fund and an experienced investor in international real estate securities.

    The success of REITs in the U.S. has created a model for the world to follow. While U.S. REITs have been around since 1960, in 1993, U.S. REITs kicked off a twelve-year growth period during which time the sector outperformed virtually all other asset classes. Over this period, REITs benefited from the rationalization of property ownership and financial restructuring, positive regulatory changes and a broad cyclical recovery in real estate fundamentals. We believe that a convergence of similar forces outside the U.S. has the potential to create an analogous era of securitization in Europe and in the Asia/Pacific region. The proliferation of the REIT structure around the globe, in particular, should fundamentally improve the income and stability profile of publicly owned real estate such that investors globally will find the benefits of publicly traded real estate securities highly attractive, in our view. Over 22 countries have introduced structures similar to U.S. REITs, and several more are considering REIT legislation.

    Over the last decade, the global real estate equity market capitalization has more than quadrupled to $683 billion, with REIT shares accounting for a substantial portion of this increase. A large part of growth heretofore occurred in the U.S. but we believe that the growth of real estate securities going forward will be as a result of increasing activity internationally. We believe that allocations to different economies and real estate markets enhance the fund's diversification benefits(d) and total return potential.

INVESTMENT REVIEW

    For the quarter, the fund had a total return of 3.3%, which compares with the S&P/Citigroup BMI World Property Index total return of 9.3%. Performance relative to the index reflects the fund's high cash position during the initial investment period from the offering of $300 million common shares on March 28, 2005 and the offering of $153 million preferred shares on May 24, 2005. Also note that many international real estate securities markets performed even better in local currency; therefore, the fund's overall results in U.S. dollar terms were held back by the appreciation of the U.S. dollar during the quarter. We do not intend to hedge currency for capital values in the fund, providing currency diversification benefits to investors.

    The primary objective of the fund is to provide high current income; capital appreciation is a secondary objective. Given our focus on attractively valued real estate companies that offer the potential for stable and growing income, the fund's assets are concentrated in those countries where REIT-like structures are most developed: Australia, Netherlands, France, U.S. and Canada. We have lower weightings in countries where REIT

-------------------
(d) Diversification does not ensure a profit or insure against losses in a down market.

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                                       2









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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

structures do not yet exist. Looking at the fund's equity investments (excluding preferred holdings which are used to enhance current income potential), at quarter-end the fund's regional allocations were 28% to Europe, 35% to Asia/Pacific and 37% to North America.

    In Europe, the region provided a 5.9% total return in the quarter, led by Spain at 21.7%, Sweden at 17.9% and Finland at 17.0%. Among the larger, core markets, Netherlands, France, and Germany had returns of 7.9%, 6.9% and 10.3%, respectively. The United Kingdom underperformed with a 2.8% total return. While the European economy has slowed, occupancies and rents generally continued to improve, although property fundamentals vary dramatically by country. Investor demand for property investments is very high in most countries, and we believe that this will continue to further compress property yields, thereby increasing property values. While heavy tax regulation on income and capital gains has historically caused many public corporations in Europe to trade at persistent discounts to net asset value, the advent of REIT legislation continued to drive shares prices closer to net asset value.

    In addition to strong private market demand for income property, merger and acquisition activity has helped illuminate the value of public real estate companies in Europe. Metrovacesa, Spain's largest real estate company, bought a majority stake in France's Gecina, whose market value is twice its size, representing the largest-ever takeover of a real estate company in France. Metrovacesa was attracted to Gecina's tax-exempt REIT structure and France's strong real estate fundamentals. In the United Kingdom, acquisition offers for Pillar by British Land and Tops by Land Securities surfaced value for shareholders.

    In the Asia/Pacific region, the total returns in the major countries were as follows: Australia (2.4%), Hong Kong (7.7%), Singapore (7.7%) and Japan (-1.7%). More than in Europe, real estate fundamentals vary widely by country. Australia, the second oldest REIT market after the U.S., lagged in the quarter due to concerns about the residential market and the risk in several Australian companies expanding their operations internationally. Property fundamentals in Australia are generally stable, benefiting from the healthy local economy, and these companies provide some of the highest dividend yields in the world. Hong Kong and Singapore benefited from many positive factors including China's growth, improving property leasing fundamentals, liberalization of REIT legislation, and attractive property acquisition and development opportunities. While Japan underperformed, we do believe that the country's economy continues to improve, and that property markets are poised for a recovery.

    Our allocation to North America contributed positively to our performance due to the U.S. market's total return of 15.1% and Canada's 7.4%. Continued momentum in the recovery of U.S. real estate fundamentals and REIT earnings growth, and a flurry of merger and buyout activity, drove share prices to new highs in the U.S. Consolidation activity accelerated in the REIT sector over the past year. Seven sizeable REIT buyouts have been announced since August 2004, totaling approximately $27 billion in value. These deals were all struck at significant premiums to the pre-announcement target stock prices -- ranging from 7.2% to 33.4%.

    The fund's best performing investments were in the U.S., Sweden, Finland, Germany and Singapore. Investments in New Zealand, Belgium, Australia, and the United Kingdom detracted most from the fund's performance.

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                                       3









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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

INVESTMENT OUTLOOK

    We believe that the increasing growth and dynamism that has characterized the real estate equities markets globally for the last few years marks the beginning of a long-term trend. As recapitalization, privatization, ownership rationalism, regulatory change and cyclical recovery continue, we expect REITs to emerge globally as a dominant form of property ownership. Favorable long-term GDP growth forecasts should also provide for continued improvement in real estate fundamentals, in our view, and may be aided by interest rates cuts in Europe.

    Meanwhile, we believe demographic shifts among aging populations in North America, Asia/Pacific and Europe should stimulate demand for the investment characteristics that REITs potentially provide: greater levels of current income, diversification from the broader stock markets, and generally lower volatility. We also believe that U.S. investors will increasingly seek out international property investments. The performances of the S&P/Citigroup BMI World Property Index (excluding the U.S.) and the NAREIT Equity REIT Index (the primary U.S. benchmark) reveal a correlation of just 38%, illustrating the potential diversification benefits of owning both U.S. and international real estate.

    The recent success of the REIT-like structure in France has compelled several other Europeans countries, in particular Germany and the United Kingdom, to begin fashioning their own REIT legislation. The French SIIC (Societe d'investissement Immobilier Cotee), launched in 2003, helped improve the valuations for companies that converted to this structure. Since 1990, shares of French-listed companies traded at an historical average discount to net asset value (NAV) of 26%. Since the SIIC was introduced, most major French-listed property companies have elected SIIC status and many of these companies now trade at premiums to NAV.

    While the current listed market in Germany has an aggregated equity market capitalization of less than $6 billion, we believe this market will generate substantial opportunities for us through securitization following the creation of a REIT-like structure. With an estimated over $130 billion book value for real estate assets held by DAX30 companies, we believe that the launch of German G-REITs, expected in 2006, could infuse liquidity into this enormous amount of property held statically on the balance sheets of corporations. Until now, Germany has failed to draw much capital from foreign investors but the creation of a REIT structure could prompt a recapitalization and revaluation of the German real estate market.

    In the United Kingdom, where we also anticipate REIT legislation in the next several years, investor interest has already driven the listed property sector to a 9% discount to net asset value, up from 30% to 40% discounts in recent years. Property fundamentals in the U.K. are exhibiting a strong, steady recovery, underpinned by the strongest economic growth in Europe.

    Asian property markets, in general, are also in the midst of a cyclical recovery that we believe is sustainable. Commercial property values in Asia fell significantly between 1990 and 2003 but fundamentals and values have been recovering. Today, with strong fundamentals and balance sheets, many Asian property companies offer the potential to generate improved returns to shareholders, in our view.

    We believe the Asia/Pacific region will be one of the most active in terms of REIT IPOs. Since the introduction of J-REITs in 2002, Japan has emerged as the largest REIT market in Asia, with an equity market cap

--------------------------------------------------------------------------------
                                       4

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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

of approximately $21 billion, or approximately 8% of the global real estate securities market. In Singapore and Hong Kong, more flexible REIT regulations may foster more IPOs as investor demand for income exceeds new product supply. In fact, after quarter-end, Mapletree, an industrial property REIT in Singapore, went public and closed at a 30% premium to the IPO price on its first day of trading.

    We believe the REIT era is about to begin in Hong Kong. Property companies have been a significant part of the stock market for many years. Recent legislative changes in Hong Kong reversing the prohibition of property ownership outside of Hong Kong will, in our view, facilitate the rapid development of the Hong Kong REIT market, by expanding the investment opportunity set available to a prospective REIT. The Link REIT, which would have been the first Hong Kong REIT IPO and one of the largest ever globally, was postponed due to a legal challenge. However, this challenge has been resolved and we expect the Link REIT to resurface later this year. Others may be attractive as a result of the very robust rebound in Hong Kong rents and occupancies, the ability to channel investments into neighboring China's booming property markets, and the thirst for yield in the Hong Kong equity market.

    In Australia, a country that generally benefits from Asian growth and its resource-rich, commodity-based economy, we have a large allocation due to the very attractive dividend yields in that market. This market has been the most progressive in raising capital for companies to expand internationally. In fact, one of our largest holdings, Westfield Group, is truly a global enterprise, with significant operations in Australia, Europe and the U.S. While there are risks in operating on a global scale, we are seeing more and more companies demonstrate success with their global footprints. We expect Australia to continue to lead the way.

    While there may be a general trend toward global investments, we believe that commercial property shares in particular will remain favorable as the fundamental characteristics of underlying real estate assets -- stable, attractive yields and modest capital appreciation potential -- remain attractive to investors. We also expect more harmonization in tax provisions across REIT regimes as increasing competition necessitates that companies pursue growth outside the jurisdiction of their borders. The Netherlands, for example, is considering liberalization of existing REIT legislation to improve tax efficiency and better compete with the French SIIC structure.

    If REIT-like structures successfully take hold in the U.K. and Germany, we believe this momentum may spread across the rest of Europe to countries such as Spain, Finland, and Italy. As more countries bring their significant property holdings to the international capital markets, we believe that Cohen & Steers Worldwide Realty

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                                       5

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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

Income Fund, through its team of experienced investment professionals around the globe, is well positioned to meet its income and capital appreciation objectives, and provide diversification benefits.

Sincerely,

             MARTIN COHEN                 ROBERT H. STEERS
             MARTIN COHEN                 ROBERT H. STEERS
             Co-chairman                  Co-chairman

             JOSEPH M. HARVEY             JAMES S. CORL
             JOSEPH M. HARVEY             JAMES S. CORL
             Portfolio Manager            Portfolio Manager


             WILLIAM F. SCAPELL           W. JOSEPH HOULIHAN
             WILLIAM F. SCAPELL           W. JOSEPH HOULIHAN
             Portfolio Manager            Portfolio Manager

                           GERIOS J.M. ROVERS
                           GERIOS J.M. ROVERS
                           Portfolio Manager

--------------------------------------------------------------------------------
             VISIT COHEN & STEERS ONLINE AT COHENANDSTEERS.COM

    For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the REIT, utility and preferred securities sectors.

    In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.
--------------------------------------------------------------------------------



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                                       6

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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                                 JUNE 30, 2005
                                TOP TEN HOLDINGS
                                  (UNAUDITED)

                                                                                % OF
                                                                 MARKET       MANAGED
     SECURITY                                                     VALUE        ASSETS
     --------                                                  -----------   ----------
 1.  Stockland...............................................  $20,199,601      4.53%
 2.  Westfield Group.........................................   18,861,608      4.23
 3.  Unibail.................................................   12,314,798      2.76
 4.  DB RREEF Trust..........................................   11,188,128      2.51
 5.  General Property Trust..................................   10,805,203      2.42
 6.  Mirvac Group............................................    9,617,347      2.15
 7.  Rodamco Europe NV.......................................    8,927,431      2.00
 8.  Equity Office Properties Trust..........................    8,261,760      1.85
 9.  Corio NV................................................    8,021,914      1.80
10.  Investa Property Group..................................    7,088,479      1.59

                                SECTOR BREAKDOWN
                           (BASED ON MANAGED ASSETS)
                                  (UNAUDITED)

                                  [PIE CHART]

               Other Assets in Excess of Liabilities       1.29%
               Health Care                                 3.38%
               Hotel                                       4.13%
               Residential                                 5.06%
               Other                                       7.56%
               Shopping Center                            19.87%
               Office/Industrial                          27.16%
               Diversified                                31.55%

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                                      7

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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

                                                            NUMBER         VALUE
                                                          OF SHARES      (NOTE 1)
                                                          ----------   -------------
COMMON STOCK                                     125.72%
  AUSTRALIA                                       37.66%
    DIVERSIFIED(a)
         DB RREEF Trust.................................  10,800,000   $  11,188,128
         General Property Trust.........................   3,895,000      10,805,203
         Mirvac Group...................................   3,550,000       9,617,347
         Stockland......................................   4,818,659      20,199,601
                                                                       -------------
                                                                          51,810,279
                                                                       -------------
    INDUSTRIAL
         ING Industrial Fund(a).........................   2,200,000       3,493,964
         Macquarie Goodman Group........................   2,000,000       6,211,393
                                                                       -------------
                                                                           9,705,357
                                                                       -------------
    OFFICE(a)
         Commonwealth Property Office Fund..............   7,250,000       6,964,760
         Investa Property Group.........................   4,810,000       7,088,479
         Tishman Speyer Office Fund.....................   2,900,000       4,582,861
                                                                       -------------
                                                                          18,636,100
                                                                       -------------
    SHOPPING CENTER(a)
         Bunnings Warehouse Property Trust..............   2,096,987       3,036,935
         CFS Grandel Retail Trust.......................   2,522,702       3,212,350
         Macquarie CountryWide Trust....................   3,585,552       5,220,946
         Westfield Group................................   1,400,000      18,861,608
                                                                       -------------
                                                                          30,331,839
                                                                       -------------
         TOTAL AUSTRALIA................................                 110,483,575
                                                                       -------------
  BELGIUM(a)                                       1.77%
    DIVERSIFIED
         Wereldhave Belgium.............................       5,000         396,318
                                                                       -------------
    OFFICE
         Intervest Offices..............................      20,000         562,601
         Cofinimmo......................................      27,000       4,231,325
                                                                       -------------
                                                                           4,793,926
                                                                       -------------
         TOTAL BELGIUM..................................                   5,190,244
                                                                       -------------

                See accompanying notes to financial statements.
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                                       8

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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER        VALUE
                                                            OF SHARES     (NOTE 1)
                                                            ----------   -----------
  CANADA                                             6.17%
    APARTMENT
         Canadian Apartment Properties Real Estate
            Investment Trust..............................     380,000   $ 4,599,576
                                                                         -----------
    DIVERSIFIED
         Dundee Real Estate Investment Trust..............      84,500     1,844,213
                                                                         -----------
    INDUSTRIAL
         H&R Real Estate Investment Trust.................     357,000     5,687,757
                                                                         -----------
    SHOPPING CENTER
         RioCan Real Estate Investment Trust..............     365,000     5,958,211
                                                                         -----------
         TOTAL CANADA.....................................                18,089,757
                                                                         -----------
  FINLAND(a)                                         0.66%
    DIVERSIFIED
         Citycon Oyj......................................     525,000     1,938,312
                                                                         -----------
  FRANCE(a)                                          7.29%
    DIVERSIFIED
         Klepierre........................................      35,000     3,332,561
         Societe Immobiliere de Location pour L'Industrie
            et le Commerce (Silic)........................      56,451     5,743,807
         Unibail..........................................      96,000    12,314,798
                                                                         -----------
         TOTAL FRANCE.....................................                21,391,166
                                                                         -----------
  GERMANY(a)                                         3.96%
    APARTMENT
         Deutsche Wohnen AG...............................      16,500     3,648,372
                                                                         -----------
    DIVERSIFIED
         Deutsche Euroshop AG.............................      68,500     3,695,277
         IVG Immobilien AG................................     230,000     4,270,306
                                                                         -----------
                                                                           7,965,583
                                                                         -----------
         TOTAL GERMANY....................................                11,613,955
                                                                         -----------
  HONG KONG(a)                                       1.09%
    DIVERSIFIED
         Henderson Land Development Company Ltd...........     670,000     3,192,277
                                                                         -----------

                See accompanying notes to financial statements.
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                                       9

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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER        VALUE
                                                            OF SHARES     (NOTE 1)
                                                            ----------   -----------
  JAPAN(a)                                           0.46%
    OFFICE
         Nippon Building Fund.............................         150   $ 1,352,353
                                                                         -----------
  NETHERLANDS(a)                                     8.89%
    DIVERSIFIED
         Corio NV.........................................     144,000     8,021,914
         Eurocommercial Properties NV.....................      11,500       418,710
                                                                         -----------
                                                                           8,440,624
                                                                         -----------
    OFFICE
         VastNed Offices/Industrial NV....................      90,000     2,320,430
                                                                         -----------
    SHOPPING CENTER
         Rodamco Europe NV................................     109,000     8,927,431
         VastNed Retail NV................................      95,000     6,381,722
                                                                         -----------
                                                                          15,309,153
                                                                         -----------
         TOTAL NETHERLANDS................................                26,070,207
                                                                         -----------
  NEW ZEALAND(a)                                     0.99%
    DIVERSIFIED
         ING Property Trust...............................     480,000       423,396
         Kiwi Income Property Trust.......................   2,300,000     1,758,616
                                                                         -----------
                                                                           2,182,012
                                                                         -----------
    INDUSTRIAL
         Property for Industry Ltd........................     942,569       715,369
                                                                         -----------
         TOTAL NEW ZEALAND................................                 2,897,381
                                                                         -----------
  SINGAPORE(a)                                       3.21%
    INDUSTRIAL
         Ascendas Real Estate Investment Trust............   2,800,000     3,666,078
                                                                         -----------
    OFFICE
         Hongkong Land Holdings Ltd. (USD)................   1,100,000     3,063,985
                                                                         -----------

                See accompanying notes to financial statements.
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                                      10

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                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER        VALUE
                                                            OF SHARES     (NOTE 1)
                                                            ----------   -----------
    SHOPPING CENTER
         CapitaMall Trust.................................   1,063,000   $ 1,499,444
         Fortune Real Estate Investment Trust (HKD).......   1,450,000     1,183,572
                                                                         -----------
                                                                           2,683,016
                                                                         -----------
         TOTAL SINGAPORE..................................                 9,413,079
                                                                         -----------
  SWEDEN                                             1.45%
    DIVERSIFIED
         Fabege AB........................................     128,000     2,785,512
         Kungsleden AB(a).................................      32,600       857,834
         Wihlborgs Syd AB.................................      25,600       622,644
                                                                         -----------
         TOTAL SWEDEN.....................................                 4,265,990
                                                                         -----------
  UNITED KINGDOM                                    10.62%
    DIVERSIFIED
         Eurocastle Investment Limiteda (EUR).............     118,500     2,698,312
         Great Portland Estates PLC.......................   1,000,000     6,261,993
         Hammerson PLC(a).................................      50,000       795,134
         Mapeley UK Co., Ltd..............................      94,162     4,534,084
                                                                         -----------
                                                                          14,289,523
                                                                         -----------
    INDUSTRIAL(a)
         Slough Estates PLC...............................     550,000     5,117,595
                                                                         -----------
    OFFICE(a)
         Brixton PLC......................................   1,000,000     6,370,991
         Land Securities Group PLC........................     134,000     3,327,383
                                                                         -----------
                                                                           9,698,374
                                                                         -----------
    SHOPPING CENTER(a)
         Liberty International PLC........................     118,000     2,044,276
                                                                         -----------
         TOTAL UNITED KINGDOM.............................                31,149,768
                                                                         -----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER        VALUE
                                                            OF SHARES     (NOTE 1)
                                                            ----------   -----------
  UNITED STATES                                     41.50%
    DIVERSIFIED
         Colonial Properties Trust........................     133,100   $ 5,856,400
         iStar Financial..................................      98,700     4,104,933
         Lexington Corporate Properties Trust.............     177,300     4,310,163
                                                                         -----------
                                                                          14,271,496
                                                                         -----------
    HEALTH CARE
         Health Care Property Investors...................     125,400     3,390,816
         Healthcare Realty Trust..........................      55,800     2,154,438
         Nationwide Health Properties.....................     128,300     3,029,163
         Omega Healthcare Investors.......................     157,500     2,025,450
                                                                         -----------
                                                                          10,599,867
                                                                         -----------
    HOTEL
         Hospitality Properties Trust.....................      93,400     4,116,138
                                                                         -----------
    MORTGAGE
         Newcastle Investment Corp........................     130,400     3,931,560
                                                                         -----------
    OFFICE
         American Financial Realty Trust..................     318,800     4,903,144
         Arden Realty.....................................     117,800     4,238,444
         Brandywine Realty Trust..........................     144,400     4,425,860
         CRT Properties...................................     211,800     5,782,140
         Equity Office Properties Trust...................     249,600     8,261,760
         Glenborough Realty Trust.........................     160,300     3,300,577
         HRPT Properties Trust............................     382,300     4,751,989
         Mack-Cali Realty Corp............................     110,000     4,983,000
         Prentiss Properties Trust........................      15,000       546,600
         Reckson Associates Realty Corp...................     159,100     5,337,805
                                                                         -----------
                                                                          46,531,319
                                                                         -----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER        VALUE
                                                            OF SHARES     (NOTE 1)
                                                            ----------   -----------
    OFFICE/INDUSTRIAL
         Bedford Property Investors.......................     207,100   $ 4,767,442
         Digital Realty Trust.............................      61,400     1,067,132
         Mission West Properties..........................      58,000       595,660
                                                                         -----------
                                                                           6,430,234
                                                                         -----------
    RESIDENTIAL -- APARTMENT
         AMLI Residential Properties Trust................      56,600     1,769,316
         Apartment Investment & Management Co.............      84,000     3,437,280
         Education Realty Trust...........................     243,000     4,446,900
                                                                         -----------
                                                                           9,653,496
                                                                         -----------
    SELF STORAGE
         U-Store-It Trust.................................     231,600     4,411,980
                                                                         -----------
    SHOPPING CENTER
       COMMUNITY CENTER
         Cedar Shopping Centers...........................     293,400     4,327,650
         Equity One.......................................     150,000     3,405,000
         Heritage Property Investment Trust...............     114,500     4,009,790
         Inland Real Estate Corp..........................     101,900     1,638,552
         New Plan Excel Realty Trust......................     121,600     3,303,872
                                                                         -----------
                                                                          16,684,864
                                                                         -----------
       REGIONAL MALL
         Glimcher Realty Trust............................     183,900     5,103,225
                                                                         -----------
         TOTAL SHOPPING CENTER............................                21,788,089
                                                                         -----------
         TOTAL UNITED STATES..............................               121,734,179
                                                                         -----------
              TOTAL COMMON STOCK (Identified
                cost -- $365,178,331).....................               368,782,243
                                                                         -----------
PREFERRED STOCK                                     17.82%
  UNITED STATES
    ELECTRIC -- INTEGRATED
         NVP Capital I, 8.20%, Series A (QUIPS)...........      21,100       527,500
                                                                         -----------
    INSURANCE -- MULTI-LINE
         MetLife, 6.50%, Series B.........................     200,000     5,036,000
                                                                         -----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER        VALUE
                                                            OF SHARES     (NOTE 1)
                                                            ----------   -----------
    MEDIA -- CABLE TELEVISION
         Shaw Communications, 8.50%, Series B (COPrS).....      11,000   $   277,310
                                                                         -----------
    REAL ESTATE
       DIVERSIFIED
         Colonial Properties Trust, 7.62%, Series E.......     173,897     4,260,477
         Digital Realty Trust, 8.50%, Series A............     176,700     4,579,181
                                                                         -----------
                                                                           8,839,658
                                                                         -----------
       HEALTH CARE
         Windrose Medical Properties Trust, 7.50%,
            Series A......................................     180,000     4,500,000
                                                                         -----------
       HOTEL
         Eagle Hospitality Properties Trust, 8.25%,
            Series A......................................     200,000     5,140,000
         FelCor Lodging Trust, 8.00%, Series C............      83,450     2,047,028
         Host Marriott Corp., 8.875%, Series E............     160,000     4,400,000
         Sunstone Hotel Investors, 8.00%, Series A........     106,000     2,729,500
                                                                         -----------
                                                                          14,316,528
                                                                         -----------
       OFFICE
         Highwoods Properties, 8.00%, Series B............      19,500       490,425
         Highwoods Properties, 8.00%, Series D............      53,100     1,335,465
         Parkway Properties, 8.00%, Series D..............      63,000     1,650,915
                                                                         -----------
                                                                           3,476,805
                                                                         -----------
       RESIDENTIAL -- APARTMENT
         Apartment Investment & Management Co., 9.375%,
            Series G......................................      25,000       665,000
         Apartment Investment & Management Co., 8.00%,
            Series T......................................      50,000     1,265,000
         Apartment Investment & Management Co., 7.75%,
            Series U......................................      19,500       489,450
         Apartment Investment & Management Co., 8.00%,
            Series V......................................      24,600       624,840
         Apartment Investment & Management Co., 7.875%,
            Series Y......................................       6,300       158,130
         Hovnanian Enterprises, 7.625%, Series A..........      60,000     1,498,018
                                                                         -----------
                                                                           4,700,438
                                                                         -----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                              NUMBER        VALUE
                                                            OF SHARES     (NOTE 1)
                                                            ----------   -----------
    SHOPPING CENTER
       COMMUNITY CENTER
         Cedar Shopping Centers, 8.875%, Series A.........      44,500   $ 1,188,150
                                                                         -----------
       REGIONAL MALL
         Glimcher Realty Trust, 8.75%, Series F...........      36,100       967,119
         Mills Corp., 7.875%, Series G....................     250,000     6,425,000
         Taubman Centers, 7.625%, Series H................      80,000     2,012,000
                                                                         -----------
                                                                           9,404,119
                                                                         -----------
         TOTAL SHOPPING CENTER............................                10,592,269
                                                                         -----------
         TOTAL REAL ESTATE................................                46,425,698
                                                                         -----------
              TOTAL PREFERRED STOCK (Identified
                cost -- $51,585,443)......................                52,266,508
                                                                         -----------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                           PRINCIPAL       VALUE
                                                             AMOUNT       (NOTE 1)
                                                           ----------   ------------
CORPORATE BONDS                                    6.66%
  UNITED STATES
    MEDIA
       CABLE TELEVISION
         Cablevision Systems Corp., 8.00%, due
            04/15/12.....................................  $2,000,000   $  1,970,000
         Rogers Cable, 8.75%, due 5/1/32.................   3,000,000      3,420,000
                                                                        ------------
                                                                           5,390,000
                                                                        ------------
       DIVERSIFIED SERVICES
         Liberty Media Corp., 8.25%, due 2/1/30..........   2,300,000      2,294,008
                                                                        ------------
         TOTAL MEDIA.....................................                  7,684,008
                                                                        ------------
    MEDICAL -- HOSPITALS
         Columbia/HCA, 7.50%, due 11/15/95...............   4,475,000      4,369,905
                                                                        ------------
    RETAIL
         JC Penney Co., 7.625%, due 03/01/97.............   2,000,000      2,000,000
                                                                        ------------
    SPECIAL PURPOSE ENTITY
         Valor Telecom Enterprise, 7.75%, due
            02/15/15(a)..................................   1,000,000        957,875
                                                                        ------------
    TELEPHONE -- INTEGRATED
         Citizens Communications Co., 9.00%, due
            8/15/31......................................   4,400,000      4,532,000
                                                                        ------------
              TOTAL CORPORATE BONDS (Identified
                cost -- $19,329,998).....................                 19,543,788
                                                                        ------------
RIGHTS                                                        0.00%
  NEW ZEALAND
    DIVERSIFIED
         Kiwi Income Property Trust, expire 07/01/05.....     100,000             70
                                                                        ------------
              TOTAL RIGHTS (Identified cost -- $0).......                         70
                                                                        ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)

                                                          PRINCIPAL        VALUE
                                                            AMOUNT       (NOTE 1)
                                                          ----------   -------------
COMMERCIAL PAPER                                   4.80%
         American Express Credit Corp., 2.20%, due
            07/01/05....................................  $2,000,000   $   2,000,000
         American General Finance Corp., 2.20%, due
            07/01/05....................................   2,000,000       2,000,000
         General Electric Capital Corp., 2.20%, due
            07/01/05....................................   2,000,000       2,000,000
         HSBC Finance Corp., 2.20%, due 07/01/05........   2,000,000       2,000,000
         New Center Asset Trust, 2.20%, due 07/01/05....   2,078,000       2,078,000
         Prudential Funding Corp., 2.20%, due
            07/01/05....................................   2,000,000       2,000,000
         UBS Finance Delaware LLC, 2.20%, due
            07/01/05....................................   2,000,000       2,000,000
                                                                       -------------
              TOTAL COMMERCIAL PAPER (Identified
                cost -- $14,078,000)....................                  14,078,000
                                                                       -------------
TOTAL INVESTMENTS (Identified
  cost -- $450,171,772)......................   155.00%                  454,670,609
LIABILITIES IN EXCESS OF OTHER ASSETS........   (2.84)%                   (8,334,384)
LIQUIDATION VALUE OF PREFERRED SHARES:.......  (52.16)%                 (153,000,000)
                                               ------                  -------------
NET ASSETS APPLICABLE TO COMMON SHARES
  (Equivalent to $19.49 per share based on
  15,051,879 shares of capital stock
  outstanding).................................100.00%                 $ 293,336,225
                                               ------                  -------------
                                               ------                  -------------

                      GLOSSARY OF PORTFOLIO ABBREVIATIONS

             COPrS           Canadian Origin Preferred Securities
             EUR             Euros
             HKD             Hong Kong dollars
             QUIPS           Quarterly Income Preferred Securities
             USD             United States dollars

-------------------
Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a) Fair valued security. Aggregate holdings equal 71.42% of the of net assets applicable to common shares.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)

ASSETS:
    Investments in securities, at value (Identified
      cost -- $450,171,772) (Note 1)........................  $454,670,609
    Cash....................................................       715,936
    Foreign currency (Identified cost -- $8,116,865)........     8,000,128
    Dividends and interest receivable.......................     4,008,175
    Receivable for foreign exchange contracts...............     1,503,642
    Receivable for investment securities sold...............       265,451
    Other assets............................................        15,058
                                                              ------------
         Total Assets.......................................   469,178,999
                                                              ------------
LIABILITIES:
    Payable for investment securities purchased.............    20,448,046
    Payable for foreign exchange contracts..................     1,501,981
    Payable for preferred offering costs....................       320,902
    Payable for dividends declared on preferred shares......       244,708
    Payable to investment manager...........................       183,154
    Payable to administrator................................        21,979
    Payable for directors fees..............................         2,241
    Other liabilities.......................................       119,763
                                                              ------------
         Total Liabilities..................................    22,842,774
                                                              ------------
LIQUIDATION VALUE OF PREFERRED SHARES:
    Auction preferred shares, Series M7, ($25,000
      liquidation value, $0.001 par value, 3,060 shares
      issued and outstanding) (Notes 1 and 5)...............    76,500,000
    Auction preferred shares, Series W28, ($25,000
      liquidation value, $0.001 par value, 3,060 shares
      issued and outstanding) (Notes 1 and 5)...............    76,500,000
                                                              ------------
                                                               153,000,000
                                                              ------------
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES................  $293,336,225
                                                              ------------
                                                              ------------
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES consist of:
    Common stock ($0.001 par value, 15,051,879 shares issued
      and outstanding)......................................  $284,896,389
    Undistributed net investment income.....................     2,975,984
    Undistributed net realized gains on investments and
      foreign currency transactions.........................     1,042,420
    Net unrealized appreciation on investments and foreign
      currency translations.................................     4,421,432
                                                              ------------
                                                              $293,336,225
                                                              ------------
                                                              ------------
NET ASSET VALUE PER COMMON SHARE:
    ($293,336,225 [div] 15,051,879 shares outstanding)......  $      19.49
                                                              ------------
                                                              ------------
MARKET PRICE PER COMMON SHARE...............................  $      20.30
                                                              ------------
                                                              ------------
MARKET PRICE PREMIUM TO NET ASSET VALUE PER COMMON SHARE....          4.16%
                                                              ------------
                                                              ------------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                            STATEMENT OF OPERATIONS
       FOR THE PERIOD MARCH 31, 2005(a) THROUGH JUNE 30, 2005 (UNAUDITED)

Investment Income (Note 1):
    Dividend income (net of $1,184,399 of foreign
       withholding tax).....................................  $ 7,073,098
    Interest income.........................................      847,989
                                                              -----------
         Total Income.......................................    7,921,087
                                                              -----------
Expenses:
    Investment management fees (Note 2).....................      836,027
    Administration fees (Note 2)............................       76,998
    Preferred remarketing fee...............................       39,822
    Professional fees.......................................       37,352
    Reports to shareholders.................................       33,304
    Custodian fees and expenses.............................       20,240
    Directors' fees and expenses (Note 2)...................       13,616
    Transfer agent fees and expenses........................        4,784
    Miscellaneous...........................................        3,985
                                                              -----------
         Total Expenses.....................................    1,066,128
    Reduction of Expenses (Note 2)..........................     (396,013)
                                                              -----------
         Net Expenses.......................................      670,115
                                                              -----------
Net Investment Income.......................................    7,250,972
                                                              -----------
Net Realized and Unrealized Gain (Loss) on Investments
  (Note 1):
    Net realized gain (loss) on:
         Investments........................................    1,626,342
         Foreign currency transactions......................     (583,922)
                                                              -----------
              Net realized gains............................    1,042,420
                                                              -----------
    Net change in unrealized appreciation (depreciation) on:
         Investments........................................    4,498,837
         Foreign currency translations......................      (77,405)
                                                              -----------
              Net change in unrealized appreciation.........    4,421,432
                                                              -----------
         Total net realized and unrealized gain on
            investments.....................................    5,463,852
                                                              -----------
Net Increase Resulting from Operations......................   12,714,824
                                                              -----------
Less Dividends to Preferred Shareholders from Net Investment
  Income....................................................     (668,133)
                                                              -----------
Net Increase in Net Assets from Operations Applicable to
  Common Shares.............................................  $12,046,691
                                                              -----------
                                                              -----------

-------------------
(a) Commencement of operations.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

   STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHARES (UNAUDITED)

                                                              FOR THE PERIOD
                                                             MARCH 31, 2005(a)
                                                                  THROUGH
                                                               JUNE 30, 2005
                                                              ---------------
Change in Net Assets Applicable to Common Shares:
    From Operations:
         Net investment income..............................   $  7,250,972
         Net realized gain on investments and foreign
            currency transactions...........................      1,042,420
         Net unrealized appreciation on investments and
            foreign currency translations...................      4,421,432
                                                               ------------
              Net increase resulting from operations........     12,714,824
                                                               ------------
    Less Dividends to Preferred Shareholders from Net
       Investment Income....................................       (668,133)
                                                               ------------
         Net increase in net assets from operations
            applicable to common shares.....................     12,046,691
                                                               ------------
    Less Dividends to Common Shareholders from Net
       Investment Income....................................     (3,606,855)
                                                               ------------
    Capital Stock Transactions (Note 5):
         Increase in net assets from common share
            transactions....................................    285,900,000
         Increase in net assets from shares issued to common
            shareholders for reinvestment of dividends......        902,714
         Offering and organization costs charged to paid in
            capital -- preferred shares.....................     (2,006,600)
                                                               ------------
              Net increase in net assets from capital stock
                transactions................................    284,796,114
                                                               ------------
              Total increase in net assets applicable to
                common shares...............................    293,235,950
    Net Assets Applicable to Common Shares:
         Beginning of period................................        100,275
                                                               ------------
         End of period(b)...................................   $293,336,225
                                                               ------------
                                                               ------------

-------------------
(a) Commencement of operations.
(b) Includes undistributed net investment income of $2,975,984.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

    The following table includes selected data for a common share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                              FOR THE PERIOD
                                                             MARCH 31, 2005(a)
                                                                  THROUGH
PER SHARE OPERATING PERFORMANCE:                               JUNE 30, 2005
--------------------------------                               -------------
Net asset value per common share, beginning of period.......      $19.10
                                                                  ------
Income from investment operations:
    Net investment income(b)................................        0.48
    Net realized and unrealized gain on investments.........        0.36
                                                                  ------
        Total income from investment operations.............        0.84
                                                                  ------
Less dividends to preferred shareholders from net investment
  income....................................................       (0.04)
                                                                  ------
        Total from investment operations applicable to
          common shares.....................................        0.80
                                                                  ------
Less: Offering costs charged to paid-in capital -- common
      shares................................................       (0.04)
    Offering costs charged to paid-in capital -- preferred
      shares................................................       (0.13)
                                                                  ------
        Total offering and organization costs...............       (0.17)
                                                                  ------
Less dividends to common shareholders from net investment
  income....................................................       (0.24)
                                                                  ------
Net decrease in net asset value.............................        0.39
                                                                  ------
Net asset value, per common share, end of period............      $19.49
                                                                  ------
                                                                  ------
Market value, per common share, end of period...............      $20.30
                                                                  ------
                                                                  ------
==============================================================================
Net asset value total return(c).............................        3.31%(d)
                                                                  ------
                                                                  ------
Market value return(c)......................................        2.76%(d)
                                                                  ------
                                                                  ------
==============================================================================

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                FINANCIAL HIGHLIGHTS (UNAUDITED) -- (CONTINUED)

                                                              FOR THE PERIOD
                                                             MARCH 31, 2005(a)
                                                                  THROUGH
RATIOS/SUPPLEMENTAL DATA:                                      JUNE 30, 2005
-------------------------                                     ---------------
Net assets applicable to common shares, end of period (in
  millions)...................................................   $  293.3
                                                                 --------
                                                                 --------
Ratio of expenses to average daily net assets applicable to
  common shares (before expense reduction)(e).................       1.48%(f)
                                                                 --------
                                                                 --------
Ratio of expenses to average daily net assets applicable to
  common shares (net of expense reduction)(e).................       0.93%(f)
                                                                 --------
                                                                 --------
Ratio of net investment income to average daily net assets
  applicable to common shares (before expense reduction)(e)...       9.51%(f)
                                                                 --------
                                                                 --------
Ratio of net investment income to average daily net assets
  applicable to common shares (net of expense reduction)(e)...      10.06%(f)
                                                                 --------
                                                                 --------
Ratio of expenses to average daily managed assets (before
  expense reduction)(e,g).....................................       1.21%(f)
                                                                 --------
                                                                 --------
Ratio of expenses to average daily managed assets (net of
  expense reduction)(e,g).....................................       0.76%(f)
                                                                 --------
                                                                 --------
Portfolio turnover rate.......................................      22.68%(d)
                                                                 --------
                                                                 --------
PREFERRED SHARES:
-----------------
Liquidation value, end of period (in 000's)...................   $153,000
                                                                 --------
                                                                 --------
Total shares outstanding (in 000's)...........................          6
                                                                 --------
                                                                 --------
Asset coverage per share......................................   $ 72,931
                                                                 --------
                                                                 --------
Liquidation preference per share..............................   $ 25,000
                                                                 --------
                                                                 --------
Average market value per share(h).............................   $ 25,000
                                                                 --------
                                                                 --------

-------------------
(a) Commencement of operations.
(b) Calculation based on average shares outstanding.
(c) Total market value return is computed based upon the New York Stock Exchange market price of the fund's shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the fund's dividend reinvestment plan. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested.
(d) Not annualized.
(e) Ratios do not reflect dividend payments to preferred shareholders.
(f) Annualized.
(g) Average daily managed assets represents net assets applicable to common shares plus liquidation preference of preferred shares.
(h) Based on weekly prices.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

    Cohen & Steers Worldwide Realty Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on June 16, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified closed-end management investment company. The fund's investment objective is to seek high current income. The fund had no operations until February 18, 2005 when it sold 5,250 shares of common stock for $100,275 to Cohen & Steers Capital Management, Inc. (the investment manager). Investment operations commenced on March 31, 2005.

    The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

    Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

    Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

    Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

    The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

    To the extent the fund holds securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

    Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

    Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

    Foreign Currency Translation and Forward Foreign Currency Contracts: The books and records of the fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

    Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid to common shareholders monthly. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Distributions paid by the fund are subject to recharacterization for tax purposes. Based upon the results of operations for the period March 31, 2005 (commencement of operations) through June 30, 2005, the investment manager considers it likely that a portion of the dividends will be reclassified to return of capital and distributions of net realized capital gains upon the final determination of the fund's taxable income for the year. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

    Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from GAAP.

    Series M7 preferred shares pay dividends based on a variable interest rate set at auctions, normally held every seven days. The dividends are declared and recorded for the subsequent seven day period on the auction date. In most instances, dividends are payable every seven days, on the first business day following the end of the dividend period.

    Series W28 preferred shares pay dividends based on a variable interest rate set at auctions, normally held every 28 days. The dividends are declared and recorded for the subsequent 28 day period on the auction date. In most instances, dividends are payable every 28 days, on the first business day following the end of the dividend period.

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

    Federal Income Taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

NOTE 2. INVESTMENT MANAGEMENT FEES, ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Management Fees: Cohen & Steers Capital Management, Inc. (the investment manager) serves as the fund's investment manager pursuant to an investment management agreement (the management agreement). Under the terms of the management agreement, the investment manager provides the fund with day-to-day investment decisions and generally manages the fund's investments in accordance with the stated polices of the fund, subject to the supervision of the Board of Directors.

    For the services under the management agreement, the fund pays the investment manager a management fee, accrued daily and paid monthly at an annual rate of 0.95% of the fund's average daily managed asset value. Managed asset value is the net asset value of the common shares plus the liquidation preference of the preferred shares.

    The investment manager has contractually agreed to waive its investment management fee in the amount of 0.45% of average daily managed asset value for the first two years of the fund's operations, 0.30% of average daily managed asset value in year three and 0.15% of average daily managed asset value in year four.

    Under a subadvisory agreement between the advisor and Houlihan Rovers S.A. (the subadvisor), an affiliate of the investment manager, the subadvisor is responsible for managing the fund's investments in certain non-U.S. real estate securities. For its services provided under the subadvisory agreement, the advisor (not the fund) pays the subadvisor a monthly fee at the annual rate of 0.10% of the average daily net assets of the fund. For the period March 31, 2005 (commencement of operations) through June 30, 2005, the investment manager paid the subadvisor $87,217.

    Administration Fees: The fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly at the annual rate of 0.06% of the fund's average daily managed assets. For the period March 31, 2005 (commencement of operations) through June 30, 2005, the fund incurred $52,802 in administration fees.

    Director's Fees: Certain directors and officers of the fund are also directors, officers and/or employees of the investment manager. None of the directors and officers so affiliated received compensation from the fund for their services.

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

NOTE 3. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities, excluding short-term investments, for the period March 31, 2005 (commencement of operations) through June 30, 2005 totaled $490,712,657 and $54,816,007, respectively.

NOTE 4. INCOME TAX INFORMATION

    At June 30, 2005, the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate cost............................................  $450,171,772
                                                            ------------
                                                            ------------
Gross unrealized appreciation.............................  $ 11,033,314
Gross unrealized depreciation.............................    (6,534,477)
                                                            ------------
Net unrealized appreciation on investments................     4,498,837
                                                            ------------
Net unrealized depreciation on foreign currency
  translations............................................       (77,405)
                                                            ------------
Net unrealized appreciation...............................  $  4,421,432
                                                            ------------
                                                            ------------

NOTE 5. CAPITAL STOCK

    The fund is authorized to issue 100 million shares of common stock at a par value of $0.001 per share.

    For the period March 31, 2005 (commencement of operations) through June 30, 2005 the fund issued 46,629 shares of common stock for the reinvestment of dividends.

    On March 31, 2005, the fund completed its initial public offering of 15,000,000 shares of common stock. Proceeds paid to the fund amounted to $285,900,000 after deduction of underwriting commissions and offering expenses of $14,100,000.

    The fund's articles of incorporation authorize the issuance of fund preferred shares, par value $0.001 per share, in one or more classes or series, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the common shareholders.

    On May 24, 2005, the fund issued 3,060 auction preferred shares, Series M7 (par value $0.001) and 3,060 auction preferred shares, Series W28 (par value $0.001) (together referred to as preferred shares). Proceeds paid to the fund amounted to $150,993,400 after deduction of underwriting commissions and offering expenses of $2,006,600. These issues have received a 'AAA/Aaa' rating from Standard & Poor's and Moody's.

    Preferred shares are senior to the fund's common shares and will rank on a parity with shares of any other series of preferred shares, and with shares of any other series of preferred stock of the fund, as to the payment of dividends and the distribution of assets upon liquidation. If the fund does not timely cure a failure to

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                                       27

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

(1) maintain a discounted value of its portfolio equal to the preferred shares basic maintenance amount, (2) maintain the 1940 Act preferred shares asset coverage, or (3) file a required certificate related to asset coverage on time, the preferred shares will be subject to a mandatory redemption at the redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption. To the extent permitted under the 1940 Act and Maryland Law, the fund at its option may without consent of the holders of preferred shares, redeem preferred shares having a dividend period of one year or less, in whole, or in part, on the business day after the last day of such dividend period upon not less than 15 calendar days and not more than 40 calendar days prior to notice. The optional redemption price is $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption.

    The fund's common shares and preferred shares have equal voting rights of one vote per share and vote together as a single class. In addition, the affirmative vote of the holders of a majority, as defined in the 1940 Act, of the outstanding preferred shares shall be required to (1) approve any plan of reorganization that would adversely affect the preferred shares and (2) approve any matter that materially and adversely affects the rights, preferences, or powers of that series.

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                                       28

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

                          AVERAGE ANNUAL TOTAL RETURNS
                   (PERIODS ENDED JUNE 30, 2005) (UNAUDITED)

               BASED ON NET ASSET VALUE   BASED ON MARKET VALUE
               ------------------------   ---------------------
                   SINCE INCEPTION           SINCE INCEPTION
                      (03/31/05)               (03/31/05)
                        3.31%                     2.76%

The performance data quoted represents past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                               REINVESTMENT PLAN

    We urge shareholders who want to take advantage of this plan and whose shares are held in 'Street Name' to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

                               OTHER INFORMATION

    Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the fund may purchase, from time to time, shares of its common stock in the open market.

    A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

    The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's
Forms N-Q are available (i) without charge, upon request by calling 1-800-330-7348, or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

    Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders on their 1099-DIV forms, which are mailed to shareholders after the close of each fiscal year. The fund may pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

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                                       29

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

     APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT

    The board of directors of the fund, including a majority of the directors who are not parties to the fund's Investment Management Agreement, or interested persons of any such party ('Independent Directors'), has the responsibility under the 1940 Act to approve the fund's proposed Investment Management Agreement and Sub-advisory Agreement for their initial two year terms and their continuation annually thereafter at meetings of the board called for the purpose of voting on the approvals or continuations. The Investment Management Agreement and Sub-advisory Agreement for the fund were each discussed at a meeting held on February 17, 2005 and were each unanimously approved for an initial two-year term by the fund's board, including the Independent Directors, at a meeting held on March 8, 2005.

    In considering whether to approve the fund's Investment Management Agreement, the board reviewed the materials provided by Cohen & Steers Capital Management, Inc. (the 'Advisor') and fund counsel, which included, among other things, fee and expense information and performance comparisons of funds with profiles similar to those of the fund, prepared by the Advisor, information regarding the past performance of funds managed by the Advisor and memoranda outlining the legal duties of the board. The board also met with investment advisory personnel from the Advisor. In considering whether to approve the fund's Sub-advisory Agreement, the board reviewed materials provided by the Advisor and Houlihan Rovers S.A. (the 'Subadvisor') regarding the experience and performance track record of the Subadvisor, met with a principal of the Subadvisor and discussed with the Advisor and chief compliance officer of the fund the rationale for the Advisor's parent company's agreement to acquire a 50% interest in the Subadvisor. The board considered factors relating to both the selection of the investment advisers and the approval of the advisory fee when reviewing the Investment Management Agreement and the Sub-advisory Agreement. In particular, the board considered the following:

    (i) The nature, extent and quality of services to be provided by the Advisor and the Subadvisor: The directors reviewed the services that the Advisor would provide to the fund, including, but not limited to, generally managing the fund's investments in accordance with the stated policies of the fund. The directors also discussed with officers and portfolio managers of the fund the amount of time the Advisor and the Subadvisor would dedicate to the fund and the type of transactions that would be done on behalf of the fund. The directors then considered the allocation of responsibilities between the Advisor and the Subadvisor, noting that the Advisor would oversee the entire operations of the fund, including the supervision of the Subadvisor. The Advisor would have responsibility for all investments in preferred securities. In addition, the Advisor would have direct portfolio management responsibility for investments in the United States and Canada while the Subadvisor would have direct responsibility for investments in Europe and Asia (including Australia), as well as collaborating with the Advisor on overall portfolio allocation. The directors noted that the Advisor also would have responsibility for the overall regional and country allocation of the fund's portfolio. Additionally, the directors considered the services provided by the Advisor to its other closed-end investment companies that invest substantially in real estate securities, including Cohen & Steers REIT and Utility Fund, Inc., Cohen & Steers Premium Income Realty Fund, Inc., Cohen & Steers Quality Income Realty Fund, Inc., Cohen & Steers Advantage Income Fund, Inc. and

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

Cohen & Steers Total Return Realty Fund, Inc. The directors also considered the services provided by other investment advisers to real estate funds.

    The board determined that the services proposed for the fund by the Subadvisor would be similar to those being provided to other funds and accounts by the Subadvisor. The board noted that the services proposed for the fund by the Advisor and the Subadvisor would be in certain respects different and distinct from the Advisor's existing funds, but determined that the Subadvisor's experience in the non-U.S. real estate securities markets coupled with the Advisor's experience in the general securities market and U.S. real estate securities markets would provide the background and expertise to further the fund's objectives. They also took into consideration the favorable history, reputation and background of the Advisor's portfolio managers for the fund, finding that these would likely have an impact on the success of the fund. Additionally, they noted the long-term relationship of the portfolio managers for the Subadvisor and their long-term experience in managing real estate securities. Lastly, the directors noted the Advisor's ability to attract quality and experienced personnel and its continuing effort to expand its capabilities. The directors concluded that the proposed services of the Advisor and Subadvisor to the fund compared favorably to services provided by the Advisor and the Subadvisor for other funds and accounts in both nature and quality. The directors concluded that the scope of services provided by the Advisor and the Subadvisor would be consistent with other subadvised funds and would be suitable for the fund.

    (ii) Investment performance of the fund and the Advisor and Subadvisor:
Because the fund is newly formed, the directors did not consider the investment performance of the fund. The directors reviewed the Advisor's performance for its other closed-end real estate funds. In particular, the directors noted that the Advisor managed several real estate funds most of which were outperforming the indices and their competitors. The directors recognized that past performance is not an indicator of future performance, but found that the Advisor had the necessary expertise in managing real estate securities to manage the fund. The directors determined that the Advisor would be an appropriate investment adviser for the fund.

    The directors reviewed the Subadvisor's performance and noted that it had performed favorably against relevant benchmarks. The directors also noted the experience of Messrs. Houlihan and Rovers in the global real estate securities market. The directors determined that the Subadvisor would be an appropriate investment adviser for the fund.

    (iii) Cost of the services to be provided and profits to be realized by the Advisor from the relationship with the fund: Next, the directors considered the anticipated cost of the services provided by the Advisor. Under the Investment Management Agreement, the fund would pay the Advisor a monthly advisory fee computed at the annual rate of 0.95% of the average daily managed assets of the fund. The directors noted that under the Sub-advisory Agreement, the Advisor would pay the Subadvisor a monthly fee computed at the annual rate of 0.10% of the average daily managed assets of the fund for the first two years of the fund's operations, 0.15% during the third year of operations, 0.20% during the fourth year of operations and 0.25% thereafter. As part of their analysis, the directors considered fee and expense estimates compiled by the Advisor. The directors also considered the fact that the Advisor has agreed to waive 0.45% of its fees during the fund's first two years of operations significantly reducing the fund's total expense ratio, and to waive 0.30% in third year of operation and 0.15% in year four.

--------------------------------------------------------------------------------
                                       31

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

    In reviewing the proposed investment management fee, the directors considered the management fees of closed-end funds that invest globally (including the one other closed-end global real estate fund), closed-end real estate funds that generally invest in U.S. real estate securities and open-end, global real estate funds that currently exist in the market. In light of the fact that there is only one other closed-end global real estate fund, the directors in particular considered the fees of global closed-end funds, noting that the fund's proposed advisory fee, investment management fee (advisory fee plus affiliated administrative fees) and total expense ratio are in line with the respective averages of those funds. The directors also noted the portion of the advisory fee proposed to be paid by the Advisor to the Subadvisor corresponded with the percentage of the portfolio the Subadvisor would directly manage and appeared to be consistent with the Subadvisor's overall duties with respect to the fund. The directors also considered the fact that the Advisor will waive 0.45% of its fee during the first two years of operations, resulting in net advisory and investment management fees, and a net total expense ratio that compare very favorably during the initial term of the proposed investment management agreement. The directors did not consider the profitability of the fund, since the fund is newly formed with no operating history.

    (iv) The extent to which economies of scale would be realized as the fund grows and whether fee levels would reflect such economies of scale: The directors noted that the Advisor did not currently expect this fund to grow to a size that would allow the fund to experience significant economies of scale and, therefore, noted that the fee levels do not reflect any such economies of scale.

    (v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the directors compared both the services to be rendered and the fees to be paid under the Investment Management Agreement to other contracts of the Advisor and to contracts of other investment advisers to registered investment companies investing in real estate securities. The directors also considered fees charged by the Advisor to institutional and other clients. The directors also compared the services to be rendered by the Subadvisor and the fees to be paid under the Sub-advisory Agreement to other contracts of the Subadvisor.

    The directors then took into consideration other benefits to be derived by the Advisor and the Subadvisor in connection with the Investment Management Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Advisor and the Subadvisor would be eligible to receive by allocating the fund's brokerage transactions. The directors also noted the administrative services provided under the Administration Agreement by the Advisor for the fund such as operational services and furnishing office space and facilities for the fund, and providing persons satisfactory to the board to serve as officers of the fund, noting that these services were beneficial to the fund. The directors noted that the administrative work for a global fund is expected to be at least equivalent to the administrative work required of a fund that invests significantly in preferred securities.

    No single factor was determinative to the decision of the board. Rather, after weighing all of the reasons discussed above, the board, including the Independent Directors, unanimously approved the Investment Management Agreement and the Sub-Advisory Agreement.

--------------------------------------------------------------------------------
                                       32

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

               MEET THE COHEN & STEERS FAMILY OF OPEN-END FUNDS:


                 FOR TOTAL RETURN:                                   FOR TOTAL RETURN:
                  COHEN & STEERS                                      COHEN & STEERS
                  REALTY SHARES                                 INSTITUTIONAL REALTY SHARES

    DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL        DESIGNED FOR INSTITUTIONAL INVESTORS SEEKING
    RETURN, INVESTING PRIMARILY IN REITS                MAXIMUM TOTAL RETURN, INVESTING PRIMARILY IN
    SYMBOL: CSRSX                                       REITS
                                                        SYMBOL: CSRIX

             FOR HIGH CURRENT INCOME:                            FOR CAPITAL APPRECIATION:
                  COHEN & STEERS                                      COHEN & STEERS
                REALTY INCOME FUND                                  REALTY FOCUS FUND

    DESIGNED FOR INVESTORS SEEKING HIGH CURRENT         DESIGNED FOR INVESTORS SEEKING MAXIMUM CAPITAL
    INCOME, INVESTING PRIMARILY IN REITS                APPRECIATION, INVESTING IN A LIMITED NUMBER OF
    SYMBOLS: CSEIX, CSBIX, CSCIX, CSDIX                 REITS AND OTHER REAL ESTATE SECURITIES
                                                        SYMBOLS: CSFAX, CSFBX, CSFCX, CSSPX

                 FOR TOTAL RETURN:                                   FOR TOTAL RETURN:
                  COHEN & STEERS                                      COHEN & STEERS
             INTERNATIONAL REALTY FUND                                 UTILITY FUND

    DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL        DESIGNED FOR INVESTORS SEEKING MAXIMUM TOTAL
    RETURN, INVESTING PRIMARILY IN INTERNATIONAL        RETURN, INVESTING PRIMARILY IN UTILITIES
    REAL ESTATE SECURITIES                              SYMBOLS: CSUAX, CSUBX, CSUCX, CSUIX
    SYMBOLS: IRFAX, IRFCX, IRFIX

               FOR MORE INFORMATION ABOUT ANY COHEN & STEERS FUND
                OR TO OBTAIN A PROSPECTUS PLEASE CONTACT US AT:
          1-800-330-7348, OR VISIT OUR WEB SITE AT COHENANDSTEERS.COM

 PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE
    FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER
                         INFORMATION ABOUT THE FUND.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                     COHEN & STEERS SECURITIES, LLC, DISTRIBUTOR

--------------------------------------------------------------------------------
                                       33

--------------------------------------------------------------------------------
                COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

OFFICERS AND DIRECTORS                              KEY INFORMATION

Robert H. Steers                                    INVESTMENT MANAGER
Director and co-chairman                            Cohen & Steers Capital Management, Inc.
                                                    757 Third Avenue
Martin Cohen                                        New York, NY 10017
Director and co-chairman                            (212) 832-3232

Bonnie Cohen                                        SUBADVISOR
Director                                            Houlihan Rovers SA
                                                    166 Choussee de la Hulpe
George Grossman                                     1170 Brussels, Belgium
Director
                                                    FUND SUBADMINISTRATOR AND CUSTODIAN
Richard E. Kroon                                    State Street Bank and Trust Company
Director                                            225 Franklin Street
                                                    Boston, MA 02110
Richard J. Norman
Director                                            TRANSFER AGENT -- COMMON AND PREFERRED SHARES
                                                    The Bank of New York
Frank K. Ross                                       100 Church Street
Director                                            New York, NY 10007

Willard H. Smith Jr.                                LEGAL COUNSEL
Director                                            Simpson Thacher & Bartlett LLP
                                                    425 Lexington Avenue
C. Edward Ward, Jr.                                 New York, NY 10017
Director
                                                    New York Stock Exchange Symbol: RWF
Adam M. Derechin
President and chief executive officer               Web site: cohenandsteers.com

Joseph M. Harvey                                    This report is for shareholder
Vice president                                      information. This is not a
                                                    prospectus intended for use in the
James S. Corl                                       purchase or sale of fund shares.
Vice president                                      Past performance is of course no
                                                    guarantee of future results and your
William F. Scapell                                  investment may be worth more or less
Vice president                                      at the time you sell.

Lawrence B. Stoller
Secretary

Jay J. Chen
Treasurer

John E. McLean
Chief compliance officer and assistant secretary


--------------------------------------------------------------------------------
                                       34

        COHEN & STEERS
  WORLDWIDE REALTY INCOME FUND


-------------------------------

       SEMIANNUAL REPORT
         JUNE 30, 2005



COHEN & STEERS
WORLDWIDE REALTY INCOME FUND
757 THIRD AVENUE
NEW YORK, NY 10017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

         By: /s/ Adam M. Derechin
             -------------------------------
                 Name: Adam M. Derechin
                 Title: President and Chief Executive Officer

         Date: August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By: /s/ Adam M. Derechin
             -------------------------------
                 Name: Adam M. Derechin
                 Title: President and Chief Executive Officer
                        (principal executive officer)

         By: /s/ Jay J. Chen
             ----------------------------------------
                 Name: Jay J. Chen
                 Title: Treasurer
                        (principal financial officer)


         Date: August 25, 2005





                            STATEMENT OF DIFFERENCES
                            ------------------------

The division sign shall be expressed as ................................. [div]
The section symbol shall be expressed as................................. 'SS'